Document and Entity Information	Sep. 30, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Linde plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-38730
Entity Tax Identification Number	98-1448883
Entity Address, Address Line One	The Priestley Centre
Entity Address, Address Line Two	10 Priestley Road
Entity Address, Address Line Three	Surrey Research Park
Entity Address, City or Town	Guildford
Entity Address, Region	Surrey
Entity Address, State or Province	CT
Entity Address, Country	GB
Entity Address, Postal Zip Code	GU2 7XY
Country Region	44
City Area Code	1483
Local Phone Number	242200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001707925
Amendment Flag	false
UNITED STATES [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	10 Riverview Dr.
Entity Address, City or Town	Danbury
Entity Address, Country	US
Entity Address, Postal Zip Code	06810